UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Premium Dividend Fund II

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


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
John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 34.81%                                                                                                 $99,254,365
(Cost $93,629,392)

Electric Utilities 20.21%                                                                                             57,619,742
Alliant Energy Corp.                                                                                     199,900       5,497,250
Ameren Corp.                                                                                              80,000       4,009,600
CH Energy Group, Inc.                                                                                    186,200       8,807,260
Cinergy Corp.                                                                                             40,000       1,611,600
Consolidated Edison, Inc.                                                                                 78,000       3,421,860
DTE Energy Co.                                                                                           193,500       8,477,235
Great Plains Energy, Inc.                                                                                 10,000         303,100
NSTAR                                                                                                    138,000       7,766,640
OGE Energy Corp.                                                                                         137,632       3,599,077
Progress Energy, Inc.                                                                                     79,000       3,495,750
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)                                              176,250          21,150
Sierra Pacific Resources (I)                                                                             369,000       3,630,960
WPS Resources Corp.                                                                                       55,400       2,830,940
Xcel Energy, Inc.                                                                                        228,000       4,147,320

Gas Utilities 5.26%                                                                                                   15,012,240
KeySpan Corp.                                                                                            205,700       8,118,979
NiSource, Inc.                                                                                           133,550       3,058,295
Peoples Energy Corp.                                                                                      70,200       3,006,666
Vectren Corp.                                                                                             30,000         828,300

Integrated Telecommunication Services 0.00%                                                                                   31
Touch America Holdings, Inc. (H)                                                                          31,000              31

Multi-Utilities & Unregulated Power 9.34%                                                                             26,622,352
Aquila, Inc. (I)                                                                                         247,500         915,750
Dominion Resources, Inc.                                                                                  79,700       5,529,586
Duke Energy Corp.                                                                                         90,000       2,411,100
Energy East Corp.                                                                                        330,000       8,646,000
National Fuel Gas Co.                                                                                     70,700       1,993,740
Public Service Enterprise Group, Inc.                                                                     16,000         844,000
Puget Energy, Inc.                                                                                       130,400       3,132,208
TECO Energy, Inc.                                                                                        196,750       3,149,968

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 62.50%                                                                                             $178,192,517
(Cost $169,203,860)

Agricultural Products 1.29%                                                                                            3,683,812
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            44,250       3,683,812

Broadcasting & Cable TV 0.40%                                                                                          1,129,650
Shaw Communications, Inc., 8.50% (Canada)                                                  B+             44,300       1,129,650

Consumer Finance 1.84%                                                                                                 5,257,800
SLM Corp., 6.97%, Ser A                                                                    BBB+           92,000       5,257,800

Diversified Banks 3.11%                                                                                                8,865,640
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                                    A-             93,800       5,046,440
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A             155,000       3,819,200

Electric Utilities 19.30%                                                                                             55,020,649
Alabama Power Co., 5.20%                                                                   BBB+          229,475       5,762,117
Baltimore Gas & Electric Co., 6.70%, Ser 1993                                              BBB-           20,250       2,106,634
Boston Edison Co., 4.78%                                                                   BBB+           67,342       6,207,586
Carolina Power & Light Co., $4.20                                                          Baa3           41,151       3,253,501
Carolina Power & Light Co., $5.44                                                          BB+            10,260       1,002,915
Delmarva Power & Light Co., 3.70%                                                          BBB-           13,109         977,440
Duquesne Light Co., 6.50%                                                                  BB+            52,000       2,761,200
Georgia Power Co., 6.00%, Ser R                                                            A              34,900         886,460
Interstate Power & Light Co., 7.10%, Ser C                                                 BBB-           51,500       1,462,924
Monongahela Power Co., $6.28, Ser D                                                        CCC+           24,931       2,268,721
Monongahela Power Co., $7.73, Ser L                                                        B-             55,500       5,494,500
PPL Electric Utilities Corp., 4.40%                                                        BBB            22,580       1,766,885
PSI Energy, Inc., 6.875%                                                                   BBB-           49,260       5,159,985
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          200,986       4,924,157
Virginia Electric & Power Co., $4.80                                                       BBB             6,338         602,308
Virginia Electric & Power Co., $6.98                                                       BBB            35,000       3,661,875
Virginia Electric & Power Co., $7.05                                                       BBB            10,000       1,046,875
Wisconsin Public Service Corp., 6.76%                                                      A              35,883       3,722,861
Xcel Energy, Inc., $4.08, Ser B                                                            BB+             8,610         718,935
Xcel Energy, Inc., $4.11, Ser D                                                            BB+             8,770         666,520
Xcel Energy, Inc., $4.16, Ser E                                                            BB+             7,500         566,250

Gas Utilities 5.14%                                                                                                   14,682,625
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          186,000       9,358,125
Southern Union Co., 7.55%                                                                  BB+           185,200       5,324,500

Integrated Oil & Gas 1.45%                                                                                             4,128,300
Coastal Finance I, 8.375%                                                                  CCC-          165,000       4,128,300

Integrated Telecommunication Services 0.02%                                                                               50,000
Touch America Holdings, Inc., $6.875 (H)                                                   D              50,000          50,000

Investment Banking & Brokerage 9.37%                                                                                  26,716,763
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                             BBB            50,650       2,646,463
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                             BBB            95,300       5,003,250
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                             BBB            84,000       4,452,000
J.P. Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                                  A-            100,000       5,378,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+          124,800       6,520,800
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+           53,000       2,716,250

Multi-Utilities & Unregulated Power 8.56%                                                                             24,397,640
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           30,000       3,152,814
BGE Capital Trust II, 6.20%                                                                BBB-          191,000       4,891,510
Energy East Capital Trust I, 8.25%                                                         BBB-          180,700       4,770,480
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+            10,587         849,607
Public Service Electric & Gas Co., 6.92%                                                   BB+            47,998       5,009,791
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           55,000       5,723,438

Oil & Gas Exploration & Production 6.17%                                                                              17,591,148
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           47,700       4,746,150
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            51,500       5,328,643
Devon Energy Corp., 6.49%, Ser A                                                           BB+            50,645       5,369,955
Nexen, Inc., 7.35% (Canada)                                                                BB+            80,000       2,146,400

Other Diversified Financial Services 3.60%                                                                            10,262,730
Citigroup, Inc., 6.213%, Depositary Shares, Ser G                                          A              96,000       5,212,800
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                          A              64,500       3,483,000
Citigroup, Inc., 6.365%, Depositary Shares, Ser F                                          A              28,500       1,566,930

Regional Banks 1.76%                                                                                                   5,014,260
HSBC USA, Inc., $2.8575                                                                    A1             93,900       5,014,260

Trucking 0.49%                                                                                                         1,391,500
AMERCO, 8.50%, Ser A                                                                       CCC+           55,000       1,391,500

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 2.69%                                                                                          $7,658,000
(Cost $7,658,000)

Commercial Paper 2.69%                                                                                                 7,658,000
ChevronTexaco Co., 02-01-05                                                                2.420           7,658       7,658,000

Total investments 100.00%                                                                                           $285,104,882


John Hancock
Patriot Premium Dividend Fund II
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,683,812 or 1.29% of the Fund's net assets as of January 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $270,491,252. Gross unrealized appreciation and depreciation of investments aggregated $31,733,989 and $17,120,359, respectively, resulting in net unrealized appreciation of $14,613,630.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PDT


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005